Income and Mining Tax (Expense) /Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current income and mining taxes	$ (84.4)	$ (57.9)	$ (91.9)
Deferred income and mining taxes	44.4	125.4	(75.6)
Income and mining tax (expense)/benefit	$ (40.0)	$ 67.5	$ (167.5)